Aristotle Ultra Short Income Fund
Schedule of Investments
June 30, 2026 (Unaudited)

CORPORATE BONDS - 64.7%	Par	Value
Communications - 2.3%
NTT Finance Corp., 4.72% (SOFR + 1.08%), 07/16/2028 (a)	$ 200,000	$ 201,623
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 5.15%, 03/20/2028 (a)	918,750	921,367
		1,122,990

Consumer Discretionary - 6.9%
American Airlines 2015-2 Class AA Pass Through Trust, 3.60%, 09/22/2027	657,766	648,356
American Airlines 2016-2 Class AA Pass Through Trust, 3.20%, 06/15/2028	533,900	518,380
American Airlines 2016-3 Class A Pass Through Trust, Series 2016-3, 3.25%, 10/15/2028	274,543	262,459
American Airlines 2016-3 Class AA Pass Through Trust, Series 2016-3, 3.00%, 10/15/2028	219,576	212,796
British Airways 2019-1 Class A Pass Through Trust, Series PTT, 3.35%, 06/15/2029 (a)	193,124	187,527
Delta Air Lines 2015-1 Class AA Pass Through Trust, Series 2015-1, 3.63%, 07/30/2027	344,095	339,923
Hyundai Capital America
1.65%, 09/17/2026 (a)	100,000	99,449
2.75%, 09/27/2026 (a)	100,000	99,672
Las Vegas Sands Corp., 5.90%, 06/01/2027	150,000	151,421
United Airlines 2014-2 Class A Pass Through Trust, Series A, 3.75%, 09/03/2026	638,355	637,986
Volkswagen Group of America Finance LLC, 4.35%, 06/08/2027 (a)	200,000	199,601
		3,357,570

Consumer Staples - 1.0%
Philip Morris International, Inc., 4.48% (SOFR + 0.83%), 04/28/2028	500,000	503,228

Energy - 1.6%
Enbridge, Inc., 3.70%, 07/15/2027	200,000	198,684
Energy Transfer LP, 5.50%, 06/01/2027	300,000	302,011
MPLX LP, 4.13%, 03/01/2027	200,000	199,553
Targa Resources Corp., 5.20%, 07/01/2027	100,000	100,642
		800,890

Financials - 33.1% (b)
Athene Global Funding
1.73%, 10/02/2026 (a)	100,000	99,284
5.34%, 01/15/2027 (a)	100,000	100,384
5.58%, 01/09/2029 (a)	50,000	50,731
Atlas Warehouse Lending Co. LP, 6.05%, 01/15/2028 (a)	250,000	253,313
Aviation Capital Group LLC, 1.95%, 09/20/2026 (a)	100,000	99,461
Banco Santander SA
1.72% to 09/14/2026 then 1 yr. CMT Rate + 0.90%, 09/14/2027	550,000	546,892
4.77% (SOFR + 1.12%), 11/06/2030	400,000	402,367
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027	200,000	199,698
5.93% to 09/15/2026 then SOFR + 1.34%, 09/15/2027	200,000	200,594
3.82% to 01/20/2027 then 3 mo. Term SOFR + 1.84%, 01/20/2028	250,000	249,137
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028	300,000	299,726
4.48% (SOFR + 0.83%), 01/24/2029	500,000	501,595
4.76% (SOFR + 1.11%), 05/09/2029	500,000	504,453
BNP Paribas SA, 2.59% to 01/20/2027 then SOFR + 1.23%, 01/20/2028 (a)	850,000	841,064
Brixmor Operating Partnership LP, 3.90%, 03/15/2027	200,000	199,249
Danske Bank AS, 5.43% to 03/01/2027 then 1 yr. CMT Rate + 0.95%, 03/01/2028 (a)	200,000	201,293
Extra Space Storage LP
3.50%, 07/01/2026	200,000	200,000
3.88%, 12/15/2027	100,000	99,234

Fidelity National Information Services, Inc., 4.45%, 03/10/2028	300,000	299,045
GLP Capital LP / GLP Financing II, Inc., 5.75%, 06/01/2028	200,000	202,342
Goldman Sachs Group, Inc.
1.54% to 09/10/2026 then SOFR + 0.82%, 09/10/2027	850,000	845,275
2.64% to 02/24/2027 then SOFR + 1.11%, 02/24/2028	100,000	98,804
4.48% to 08/23/2027 then SOFR + 1.73%, 08/23/2028	300,000	299,765
HSBC Holdings PLC
5.89% to 08/14/2026 then SOFR + 1.57%, 08/14/2027	200,000	200,292
4.04% to 03/13/2027 then 3 mo. Term SOFR + 1.81%, 03/13/2028	200,000	199,284
4.71% (SOFR + 1.03%), 03/03/2029	300,000	301,796
JPMorgan Chase & Co.
3.78% to 02/01/2027 then 3 mo. Term SOFR + 1.60%, 02/01/2028	100,000	99,603
2.95% to 02/24/2027 then SOFR + 1.17%, 02/24/2028	700,000	693,043
4.32% to 04/26/2027 then SOFR + 1.56%, 04/26/2028	50,000	49,917
3.54% to 05/01/2027 then 3 mo. Term SOFR + 1.64%, 05/01/2028	200,000	198,383
4.44% (SOFR + 0.80%), 01/24/2029	700,000	702,615
Kite Realty Group LP, 4.00%, 10/01/2026	252,000	251,686
Lloyds Banking Group PLC, 5.46% to 01/05/2027 then 1 yr. CMT Rate + 1.38%, 01/05/2028	200,000	201,035
LPL Holdings, Inc., 5.70%, 05/20/2027	200,000	201,554
MassMutual Global Funding II, 1.20%, 07/16/2026 (a)	200,000	199,772
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026 then 1 yr. CMT Rate + 0.67%, 10/13/2027	200,000	198,441
Morgan Stanley, 1.51% to 07/20/2026 then SOFR + 0.86%, 07/20/2027	1,300,000	1,297,886
New York Life Global Funding
4.85%, 01/09/2028 (a)	200,000	201,130
4.22% (SOFR + 0.57%), 02/02/2029 (a)	300,000	299,504
4.32% (SOFR + 0.68%), 04/20/2029 (a)	500,000	500,912
Penske Truck Leasing Co. LP / PTL Finance Corp., 4.40%, 07/01/2027 (a)	100,000	99,842
Principal Life Global Funding II, 4.80%, 01/09/2028 (a)	500,000	501,992
Royal Bank of Canada
5.07% to 07/23/2026 then SOFR + 0.79%, 07/23/2027	300,000	300,156
4.51% to 10/18/2026 then SOFR + 0.72%, 10/18/2027	100,000	100,022
Skandinaviska Enskilda Banken AB, 4.37% (SOFR + 0.68%), 03/12/2029 (a)	300,000	301,130
State Street Corp., 4.54% (SOFR + 0.95%), 04/24/2028	200,000	200,142
Sumisho Air Lease Corp., 1.88%, 08/15/2026	250,000	249,202
Toronto-Dominion Bank, 4.40% (SOFR + 0.76%), 04/23/2029	250,000	250,500
UBS Group AG
4.70% to 08/05/2026 then 1 yr. CMT Rate + 2.05%, 08/05/2027 (a)	800,000	800,007
4.75% to 05/12/2027 then 1 yr. CMT Rate + 1.75%, 05/12/2028 (a)	200,000	200,433
Ventas Realty LP, 3.25%, 10/15/2026	200,000	199,398
VICI Properties LP / VICI Note Co., Inc.
4.25%, 12/01/2026 (a)	150,000	149,724
3.75%, 02/15/2027 (a)	200,000	198,784
Wells Fargo & Co., 4.90% to 01/24/2027 then SOFR + 0.78%, 01/24/2028	100,000	100,235
		16,242,126

Health Care - 1.4%
Novartis Capital Corp., 4.34% (SOFR + 0.65%), 03/16/2029	700,000	703,555

Industrials - 6.6%
Allegion US Holding Co., Inc., 3.55%, 10/01/2027	100,000	98,709
BAE Systems PLC, 5.00%, 03/26/2027 (a)	300,000	301,189
Boeing Co., 6.26%, 05/01/2027	200,000	202,689
Element Fleet Management Corp., 5.64%, 03/13/2027 (a)	100,000	100,699
Ferguson Finance PLC, 4.25%, 04/20/2027 (a)	400,000	399,075
Honeywell Aerospace, Inc., 4.32% (SOFR + 0.63%), 03/16/2029 (a)	750,000	750,555
Ingersoll Rand, Inc., 5.20%, 06/15/2027	400,000	402,499
John Deere Capital Corp.
4.24% (SOFR + 0.60%), 04/19/2027	246,000	246,699
4.23% (SOFR + 0.55%), 03/09/2029	500,000	500,525

Lennox International, Inc., 1.70%, 08/01/2027	250,000	242,948
		3,245,587

Materials - 1.0%
Berry Global, Inc., 1.65%, 01/15/2027	200,000	197,021
Glencore Funding LLC, 4.70% (SOFR + 1.06%), 04/04/2027 (a)	300,000	301,285
		498,306

Technology - 5.3%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (a)	275,000	268,380
Dell International LLC / EMC Corp., 4.90%, 10/01/2026	100,000	100,043
NXP BV / NXP Funding LLC / NXP USA, Inc., 3.15%, 05/01/2027	100,000	98,973
Oracle Corp.
2.65%, 07/15/2026	200,000	199,851
4.41% (SOFR + 0.76%), 08/03/2028	216,000	214,200
Roper Technologies, Inc., 3.80%, 12/15/2026	350,000	349,416
Salesforce, Inc., 4.50%, 03/15/2028	750,000	749,320
ServiceNow, Inc., 4.25%, 05/15/2028	500,000	498,536
TD SYNNEX Corp., 1.75%, 08/09/2026	120,000	119,646
		2,598,365

Utilities - 5.5%
Appalachian Power Co., 3.30%, 06/01/2027	300,000	296,804
Consolidated Edison Co. of New York, Inc., 4.18% (SOFR + 0.52%), 11/18/2027	278,000	278,786
Evergy Missouri West, Inc., 5.15%, 12/15/2027 (a)	380,000	381,765
FirstEnergy Corp., 3.90%, 07/15/2027 (c)	200,000	198,900
Georgia Power Co., 4.09% (SOFR + 0.42%), 11/22/2027	200,000	200,453
KeySpan Gas East Corp., 2.74%, 08/15/2026 (a)	400,000	399,157
National Rural Utilities Cooperative Finance Corp., 4.08% (SOFR + 0.43%), 08/09/2027	300,000	300,085
NiSource, Inc., 3.49%, 05/15/2027	200,000	198,508
Sempra, 3.25%, 06/15/2027	200,000	197,667
Vistra Operations Co. LLC, 5.05%, 12/30/2026 (a)	250,000	250,379
		2,702,504
TOTAL CORPORATE BONDS (Cost $31,694,958)		31,775,121

COLLATERALIZED LOAN OBLIGATIONS - 16.9%	Par	Value
Bowling Green Park CLO LLC, Series 2019-1A, Class ARR, 4.68% (3 mo. Term SOFR + 1.00%), 04/18/2035 (a)	500,000	500,112
CarVal CLO, Series 2018-1A, Class AR, 4.91% (3 mo. Term SOFR + 1.23%), 07/16/2031 (a)	270,725	270,998
CIFC Funding Ltd., Series 2021-7A, Class AR, 4.76% (3 mo. Term SOFR + 1.09%), 01/23/2035 (a)	350,000	350,234
Dryden Senior Loan Fund, Series 2017-53A, Class AR, 4.67% (3 mo. Term SOFR + 1.00%), 01/15/2031 (a)	109,656	109,769
Elmwood CLO Ltd., Series 2022-3A, Class ARR, 4.79% (3 mo. Term SOFR + 1.11%), 04/20/2037 (a)	1,000,000	1,000,154
Flatiron CLO Ltd.
Series 2019-1A, Class AR2, 4.83% (3 mo. Term SOFR + 1.18%), 11/16/2034 (a)	152,333	152,523
Series 2021-2A, Class AR, 4.58% (3 mo. Term SOFR + 0.91%), 10/15/2034 (a)	400,000	399,912
Fort Greene Park CLO, Series 2025-2A, Class AR, 4.61% (3 mo. Term SOFR + 0.95%), 04/22/2034 (a)	250,000	250,059
Madison Park Funding Ltd., Series 2019-33A, Class AR2, 4.67% (3 mo. Term SOFR + 1.03%), 10/15/2032 (a)	250,000	250,114
Magnetite CLO Ltd.
Series 2019-23A, Class AR2, 4.66% (3 mo. Term SOFR + 0.99%), 01/25/2035 (a)	550,000	550,130
Series 2021-29A, Class AR, 5.02% (3 mo. Term SOFR + 1.35%), 07/15/2037 (a)	250,000	250,617
Series 2021-31A, Class A1R, 4.67% (3 mo. Term SOFR + 1.00%), 07/15/2034 (a)	500,000	500,131
Neuberger Berman CLO Ltd.
Series 2021-42A, Class AR, 4.63% (3 mo. Term SOFR + 0.95%), 07/16/2036 (a)	250,000	250,017
Series 2021-43A, Class AR, 4.73% (3 mo. Term SOFR + 1.05%), 07/17/2036 (a)	1,000,000	1,000,568
Series 2021-45A, Class AR, 4.73% (3 mo. Term SOFR + 1.06%), 10/14/2036 (a)	325,000	325,186
Series 2022-50A, Class AR2, 4.71% (3 mo. Term SOFR + 1.04%), 07/23/2036 (a)	150,000	150,050
Palmer Square Loan Funding Ltd.
Series 2024-2A, Class A1R, 4.49% (3 mo. Term SOFR + 0.82%), 01/15/2033 (a)	1,378,756	1,378,731
Series 2026-1A, Class A1, 4.69% (3 mo. Term SOFR + 1.00%), 07/15/2034 (a)	600,000	600,097

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $8,285,451)		8,289,402

ASSET-BACKED SECURITIES - 12.0%	Par	Value
AmeriCredit Automobile Receivables Trust, Series 2025-1, Class A2A, 4.22%, 03/19/2029 (a)	289,542	289,334
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72%, 09/11/2028	55,949	54,708
Ford Credit Auto Owner Trust
Series 2024-A, Class A3, 5.09%, 12/15/2028	131,635	132,218
Series 2024-C, Class A2A, 4.32%, 08/15/2027	1,009	1,009
Series 2025-C, Class A2A, 3.99%, 09/15/2028	100,000	99,861
GreenSky LLC
Series 2024-2, Class A4, 5.15%, 10/27/2059 (a)	110,247	110,489
Series 2025-3A, Class A1, 4.34%, 12/27/2060 (a)	53,531	53,469
Hilton Grand Vacations, Inc., Series 2020-AA, Class A, 2.74%, 02/25/2039 (a)	12,853	12,685
Navient Student Loan Trust
Series 2015-BA, Class A3, 5.19% (1 mo. Term SOFR + 1.56%), 07/16/2040 (a)	147,834	148,243
Series 2019-BA, Class A2A, 3.39%, 12/15/2059 (a)	102,344	100,306
Series 2019-CA, Class A2, 3.13%, 02/15/2068 (a)	91,530	90,661
Series 2019-D, Class A2A, 3.01%, 12/15/2059 (a)	172,232	167,192
Series 2019-FA, Class A2, 2.60%, 08/15/2068 (a)	641,143	617,744
Series 2019-GA, Class A, 2.40%, 10/15/2068 (a)	313,924	304,815
Series 2020-2A, Class A1A, 1.32%, 08/26/2069 (a)	57,645	47,044
Series 2020-A, Class A2A, 2.46%, 11/15/2068 (a)	79,858	75,202
Series 2020-BA, Class A2, 2.12%, 01/15/2069 (a)	206,267	195,558
Series 2020-EA, Class A, 1.69%, 05/15/2069 (a)	160,100	148,606
Series 2020-FA, Class A, 1.22%, 07/15/2069 (a)	54,288	51,083
Series 2020-GA, Class A, 1.17%, 09/16/2069 (a)	275,508	258,135
Series 2020-HA, Class A, 1.31%, 01/15/2069 (a)	29,483	27,718
Series 2021-1A, Class A1B, 4.34% (30 day avg SOFR US + 0.71%), 12/26/2069 (a)	64,004	63,277
Series 2021-A, Class A, 0.84%, 05/15/2069 (a)	186,843	170,547
Series 2021-CA, Class A, 1.06%, 10/15/2069 (a)	386,887	346,122
Nissan Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.91%, 11/15/2027	27,517	27,536
Pagaya AI Debt Selection Trust, Series 2025-3, Class A2, 5.37%, 12/15/2032 (a)	73,652	73,671
Reach Financial LLC, Series 2025-1A, Class A, 4.96%, 08/16/2032 (a)	22,471	22,516
Santander Consumer USA Holdings, Inc.
Series 2025-2, Class A2, 4.71%, 06/15/2028	12,019	12,018
Series 2025-3, Class A2, 4.63%, 10/16/2028	116,733	116,807
Series 2026-1, Class A2, 4.04%, 03/15/2029	457,807	457,053
SMB Private Education Loan Trust
Series 2019-A, Class A2A, 3.44%, 07/15/2036 (a)	139,896	138,642
Series 2019-B, Class A2A, 2.84%, 06/15/2037 (a)	56,938	55,410
Series 2020-A, Class A2A, 2.23%, 09/15/2037 (a)	33,244	32,299
Series 2020-A, Class A2B, 4.57% (1 mo. Term SOFR + 0.94%), 09/15/2037 (a)	207,773	206,590
Series 2021-C, Class A2, 4.54% (1 mo. Term SOFR + 0.91%), 01/15/2053 (a)	182,580	180,517
Series 2021-D, Class A1B, 4.34% (1 mo. Term SOFR + 0.71%), 03/17/2053 (a)	98,361	96,411
Series 2023-A, Class A1A, 5.38%, 01/15/2053 (a)	361,763	362,779
SoFi Consumer Loan Program Trust
Series 2025-1, Class A, 4.80%, 02/27/2034 (a)	69,572	69,675
Series 2026-2, Class A, 4.27%, 03/25/2036 (a)	184,572	184,442
SoFi Professional Loan Program LLC
Series 2019-B, Class A2FX, 3.09%, 08/17/2048 (a)	60,829	59,741
Series 2019-C, Class A2FX, 2.37%, 11/16/2048 (a)	140,248	135,649
Series 2020-A, Class A2FX, 2.54%, 05/15/2046 (a)	109,640	105,141
TOTAL ASSET-BACKED SECURITIES (Cost $5,932,221)		5,902,923

U.S. TREASURY SECURITIES - 1.0%	Par	Value
United States Treasury Note/Bond, 4.00%, 05/31/2028	500,000	498,574
TOTAL U.S. TREASURY SECURITIES (Cost $498,361)		498,574

BANK LOANS - 0.8%	Par	Value

Industrials - 0.5%
Asplundh Tree Expert LLC, Senior Secured First Lien, 5.46% (1 mo. Term SOFR + 1.75%), 09/07/2027	228,125		228,420

Materials - 0.3%
Quikrete Holdings, Inc., Senior Secured First Lien, 5.89% (1 mo. SOFR US + 2.25%), 04/14/2031	146,636		146,691
TOTAL BANK LOANS (Cost $374,925)			375,111

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 1.0%	Par		Value
3.96%, 06/10/2027 (d)	500,000		481,767
TOTAL U.S. TREASURY BILLS (Cost $481,773)			481,767

TOTAL INVESTMENTS - 96.4% (Cost $47,267,689)			47,322,898
Money Market Deposit Account - 2.7% (e)			1,314,439
Other Assets in Excess of Liabilities - 0.9%		0.00926	454,403
TOTAL NET ASSETS - 100.0%			$ 49,091,740

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $23,251,598 or 47.4% of the Fund’s net assets.

(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	Step coupon bond. The rate disclosed is as of June 30, 2026.
(d)	The rate shown is the annualized yield as of June 30, 2026.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.45%.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Utilizing the valuation procedures, the Valuation Oversight Committee ("VOC") determines the level in which each investment is characterized. The VOC includes finance, operations, legal, risk and compliance members of the Trust’s Adviser, and the Trust’s Chief Legal Officer and Chief Compliance Officer. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The VOC reviews the valuation procedure periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third-party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange traded prices, transaction prices, and/or observable vendor prices.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are modified to reflect the estimates of a change in value from the time of the closing valuation in the foreign market until the time of the NYSE close, in accordance with information provided by a foreign fair value service are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Funds’ assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$31,775,121	$—	$31,775,121
Collateralized Loan Obligations	–	8,289,402	–	8,289,402
Asset-Backed Securities	–	5,902,923	–	5,902,923
U.S. Treasury Securities	–	498,574	–	498,574
Bank Loans	–	375,111	–	375,111
U.S. Treasury Bills	–	481,767	–	481,767
Total Investments	$—	$47,322,898	$—	$47,322,898
Refer to the Schedule of Investments for further disaggregation of investment categories.